HELD TO MATURITY SECURITIES (Details 1) (BRL) In Millions	Dec. 31, 2010	Dec. 31, 2009
TOTAL	2,506	1,762
Amortized Cost [Member]
Due within one year	283
From 1 to 5 years	343
From 5 to 10 years	61
After 10 years	1,819
TOTAL	2,506
Fair Value [Member]
Due within one year	288
From 1 to 5 years	383
From 5 to 10 years	308
After 10 years	2,131
TOTAL	3,110